Share-based Payments - Determining the Fair Value of Share Options and Earnout Shares Granted (Details) - 12 months ended Sep. 30, 2023	£ / shares	$ / shares
Informal Share Option Arrangements
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method	Black Scholes	Black Scholes
Informal Share Option Arrangements | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares	£ 0.35
Expected volatility	46.00%	46.00%
Risk free interest rate	1.50%	1.50%
Fair value | £ / shares	£ 0.39
Informal Share Option Arrangements | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | £ / shares	£ 0.95
Expected volatility	54.40%	54.40%
Risk free interest rate	3.50%	3.50%
Fair value | £ / shares	£ 0.55
Management Earnout Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method	Monte Carlo	Monte Carlo
Expected volatility	66.20%	66.20%
Risk free interest rate	3.60%	3.60%
Management Earnout Shares | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 12
Fair value		7.16
Management Earnout Shares | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		16
Fair value		$ 7.87
Sponsor Earnout Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method	Monte Carlo	Monte Carlo
Exercise price		$ 14
Expected volatility	66.20%	66.20%
Risk free interest rate	3.60%	3.60%
Fair value		$ 7.54
SAP Compensation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Valuation method	Monte Carlo	Monte Carlo
Expected volatility	66.20%	66.20%
Risk free interest rate	3.60%	3.60%
SAP Compensation | Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 12
Fair value		7.16
SAP Compensation | Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		16
Fair value		$ 7.87